EQUITY (Details Narrative) - USD ($)	Sep. 21, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares outstanding		24,500,625	24,500,625	23,250,000
Stock issued	$ 1,250,625